Average Annual Total Returns{- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-10 - Fidelity Advisor Mid Cap II Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	11.54%	9.40%	8.49%	11.23%	8.07%	6.93%	7.03%	7.18%	6.50%	13.92%	9.65%	8.50%	16.36%	9.84%	8.31%	18.68%	11.02%	9.43%	18.84%	11.16%	9.71%	[1]	Aug. 13, 2013	13.66%	12.35%	11.51%

[1]	(a)Since inception August 13, 2013.